SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Software Development Costs and Internal-Use Software (Details)	12 Months Ended
Jan. 31, 2022
Minimum | Software Development Costs
Software Development Costs
Estimated useful lives	4 years
Minimum | Internal-Use Software
Software Development Costs
Estimated useful lives	4 years
Maximum | Software Development Costs
Software Development Costs
Estimated useful lives	6 years
Maximum | Internal-Use Software
Software Development Costs
Estimated useful lives	5 years